SCHEDULE OF INCOME TAX PROVISION RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Federal corporate income tax rate	21.00%	21.00%
State corporate income tax rate	0.00%	0.00%
Total corporate income tax rate	21.00%	21.00%